Other Operating Income (Expenses), Net (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Component of Operating Other Cost and Expense [Line Items]
Gain on sale of property	$ 15,781		¥ 1,294,000		¥ 2,432,000		¥ 1,036,000
Loss on disposal or sale of fixed assets	(30,329)	[1]	(2,487,000)	[1]	(1,553,000)	[1]	(2,907,000)	[1]
Other	24,133	[1]	1,979,000	[1]	(7,780,000)	[1]	(8,481,000)	[1]
Total	$ 9,585		¥ 786,000		¥ (6,901,000)		¥ (10,352,000)

[1]	For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million and ¥2,787 million respectively resulted from the Great East Japan Earthquake.